DEFERRED INCOME (Tables)	12 Months Ended
Dec. 31, 2015
DEFERRED INCOME [Abstract]
Schedule of deferred income
	December 31,
	2014	2015
	RMB	RMB
Deferred revenue arising from Shopper's Card Program (Note 2(l)) and others	25,715	28,475
Deferred rebate income	15,677	11,626
	41,392	40,101